UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         21st Floor
         New York, New York  10022

13F File Number:  028-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Travers
Title:     Chief Compliance Officer
Phone:     212-847-3549

Signature, Place, and Date of Signing:

 George Travers     New York, NY     February 14, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $121,871 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPHA NATURAL RESOURCES INC    COM              02076X102     3309    55118 SH       SOLE                    55118        0        0
CACI INTL INC                  CL A             127190304     5976   111913 SH       SOLE                   111913        0        0
CAPITALSOURCE INC              COM              14055X102      767   108000 SH       SOLE                   108000        0        0
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106     1713   113000 SH       SOLE                   113000        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    10459   268600 SH       SOLE                   268600        0        0
CHEMTURA CORP                  COM NEW          163893209     6616   414000 SH       SOLE                   414000        0        0
DILLARDS INC                   CL A             254067101     8739   230330 SH       SOLE                   230330        0        0
DISCOVER FINL SVCS             COM              254709108     4445   239871 SH       SOLE                   239871        0        0
DORAL FINL CORP                COM NEW          25811P886     2684  1945036 SH       SOLE                  1945036        0        0
FORTRESS INVESTMENT GROUP LL   CALL             34958B906     2735   547000 SH  CALL SOLE                   547000        0        0
JO-ANN STORES INC              COM              47758P307     4633    76929 SH       SOLE                    76929        0        0
KKR & CO L P DEL               COM UNITS        48248M102     8364   589000 SH       SOLE                   589000        0        0
LIFEPOINT HOSPITALS INC        COM              53219L109     3104    84450 SH       SOLE                    84450        0        0
OFFICEMAX INC DEL              COM              67622P101     3289   185801 SH       SOLE                   185801        0        0
PACKAGING CORP AMER            COM              695156109     6177   239059 SH       SOLE                   239059        0        0
POPULAR INC                    COM              733174106    13102  4172755 SH       SOLE                  4172755        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100     7394  1748000 SH       SOLE                  1748000        0        0
SRA INTL INC                   CL A             78464R105     4070   199000 SH       SOLE                   199000        0        0
TENET HEALTHCARE CORP          COM              88033G100     3546   530000 SH       SOLE                   530000        0        0
TENNECO INC                    COM              880349105     7321   177869 SH       SOLE                   177869        0        0
VIACOM INC NEW                 CL B             92553P201    13428   339000 SH       SOLE                   339000        0        0